Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0000834071
Registrant Name	Toyota Motor Credit Corporation
Registration File Number	333-276616
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A